PHOENIX BALANCED FUND,
                         A SERIES OF PHOENIX SERIES FUND

    Supplement dated March 2, 2007 to the Prospectus dated February 28, 2007, as supplemented March 1, 2007

IMPORTANT NOTICE TO INVESTORS

In the Average Annual Total Returns table appearing on page 6, the after tax performance figures for Class A Shares are restated as shown below:

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED 12/31/06)              1 YEAR      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------
    Return Before Taxes                       6.25%        3.92%        6.69%
--------------------------------------------------------------------------------
    Return After Taxes On Distributions       3.80%        2.65%        4.43%
--------------------------------------------------------------------------------
    Return After Taxes on Distributions
    and Sale of Fund Shares                   5.67%        2.84%        4.59%
--------------------------------------------------------------------------------



        INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

PXP 393/BF Perf  (3/07)